Trade Receivables, Net	12 Months Ended
Dec. 31, 2023
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
NOTE 7:-	TRADE RECEIVABLES, NET

	December 31,
	2023	2022
	USD in thousands

Account receivable	10,051	23,317
Unbilled receivable	902	1,020
Checks collectible	27	405
Allowance for doubtful debt	(1,113)	(685)
Trade receivables, net	9,867	24,057

The Company grants its customers interest-free credit for an average period of 90 days. Impaired debts are accounted for through recording an allowance for doubtful accounts.

The Company policy is to specifically accrue on disputed debt in a period greater of 120 days.

Following is information about the credit risk exposure of the Company’s trade receivables:

		Past due trade receivables
	Not past due	< 30 days	31-60 days	60-90 days	90-120 days	>120 days	Total
	USD in thousands
Trade receivables before allowance for doubtful accounts	4,349	1,838	1,341	989	520	1,944	10,980

Allowance for doubtful accounts	-	-	-	-	-	1,113	1,113

December 31, 2023	4,349	1,838	1,341	989	520	742	9,867

December 31, 2022	21,147	1,850	349	183	145	383	24,057